Consolidated cash flow statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement [line items]
Net income from continuing operations	$ 3,246	$ 2,271	$ 5,934	$ 4,421
Reversal of non-cash items and other adjustments	2,400	2,567	4,897	5,249
Dividends received from associated companies and others	1		1	1
Interest received	71	117	235	373
Interest paid	(255)	(220)	(402)	(335)
Other financial receipts		(53)		27
Other financial payments	(65)	(4)	(94)	(10)
Income taxes paid	(473)	(973)	(1,049)	(1,268)
Net cash flows from operating activities before working capital and provision changes	4,925	3,705	9,522	8,458
Payments out of provisions and other net cash movements in non-current liabilities	(288)	(243)	(631)	(926)
Change in net current assets and other operating cash flow items	238	55	(1,751)	(1,163)
Net cash flows from operating activities from continuing operations	4,875	3,517	7,140	6,369
Net cash flows from operating activities from discontinued operations		59		164
Total net cash flows from operating activities	4,875	3,576	7,140	6,533
Purchases of property, plant and equipment	(260)	(225)	(487)	(393)
Proceeds from sale of property, plant and equipment	37	4	38	22
Purchases of intangible assets	(468)	(673)	(1,397)	(894)
Proceeds from sale of intangible assets	20		20	130
Purchases of financial assets	(45)	(26)	(92)	(66)
Proceeds from sale of financial assets	647	47	710	110
Divestments and acquisitions of interests in associated companies, net	(12)	(2)	4	(5)
Acquisitions and divestments of businesses, net	(3,319)	(84)	(3,598)	(107)
Purchases of marketable securities, commodities and time deposits	(237)	(4)	(240)	(69)
Proceeds from sale of marketable securities, commodities and time deposits	430	3	936	11,017
Net cash flows (used in)/from investing activities from continuing operations	(3,207)	(960)	(4,106)	9,745
Net cash flows used in investing activities from discontinued operations		(93)		(177)
Total net cash flows from investing activities	(3,207)	(1,053)	(4,106)	9,568
Dividends paid to shareholders of Novartis AG	(2,417)		(7,624)	(7,255)
Purchases of treasury shares	(1,616)	(2,957)	(2,715)	(5,843)
Proceeds from exercised options and other treasury share transactions, net	25		25	159
Increase in non-current financial debts	2,473		2,473
Repayments of the current portion of non-current financial debts	(2,150)		(2,150)
Change in current financial debts	569	(709)	1,789	290
Payments of lease liabilities	(59)	(65)	(126)	(131)
Payments from changes in ownership interests in consolidated subsidiaries	(47)		(47)
Other financing cash flows, net	22	(35)	11	18
Net cash flows used in financing activities from continuing operations	(3,200)	(3,766)	(8,364)	(12,762)
Net cash flows from/(used in) financing activities from discontinued operations		129		(77)
Total net cash flows used in financing activities	(3,200)	(3,637)	(8,364)	(12,839)
Net change in cash and cash equivalents before effect of exchange rate changes	(1,532)	(1,114)	(5,330)	3,262
Effect of exchange rate changes on cash and cash equivalents	(34)	(1)	(160)	106
Net change in cash and cash equivalents	(1,566)	(1,115)	(5,490)	3,368
Cash and cash equivalents at beginning of period	9,469	12,000	13,393	7,517
Cash and cash equivalents at end of period	$ 7,903	$ 10,885	$ 7,903	$ 10,885